Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains(losses) included in changes in net assets	$ 256.4	$ 363.7
Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(2,608.0)	(2,238.3)
Total realized and unrealized gains(losses) included in changes in net assets	(107.1)	79.4
Purchases	(228.5)	(817.9)
Settlements	578.6	368.8
Ending balance	(2,365.0)	(2,608.0)
Line of Credit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0.0
Purchases	(250.0)
Ending balance	(250.0)	0.0
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	15,531.1	15,742.7
Total realized and unrealized gains(losses) included in changes in net assets	526.3	315.8
Purchases	1,534.9	1,151.8
Sales	(1,757.3)	(1,679.2)
Ending balance	15,835.0	15,531.1
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	6,356.6	5,860.6
Total realized and unrealized gains(losses) included in changes in net assets	(100.3)	116.3
Purchases	953.0	941.5
Settlements	(5.1)	(561.8)
Ending balance	7,204.2	6,356.6
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	913.0	298.8
Total realized and unrealized gains(losses) included in changes in net assets	(4.1)	0.3
Purchases	764.8	939.2
Sales		(257.3)
Settlements	(101.6)	(68.0)
Ending balance	1,572.1	913.0
Total Level 3 Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	22,800.7	21,902.1
Total realized and unrealized gains(losses) included in changes in net assets	421.9	432.4
Purchases	3,252.7	3,032.5
Sales	(1,757.3)	(1,936.5)
Settlements	(106.7)	(629.8)
Ending balance	$ 24,611.3	$ 22,800.7